Investments in associates and joint ventures (Disclosure of aggregated information of individually immaterial associates and joint ventures) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aggregate amounts of the Group's share of those associates and joint ventures
Unrecognised further losses	¥ 538,000,000	¥ 505,000,000
Proportionate interests in capital commitments	0
Material contingent liabilities relating to the Group's interests in the associates and joint ventures	0
Material contingent liabilities in associates and joint ventures	0
Individually immaterial associates and joint ventures [member]
Summarized financial information of investments in associates and joint ventures [line items]
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	3,966,148,000	3,654,282,000
Aggregate amounts of the Group's share of those associates and joint ventures
Profit from continuing operations	123,869,000	52,935,000
Total comprehensive income	¥ 123,954,000	¥ 53,197,000